Share-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of stock options and weighted average exercisable price
(Number of options) 2024 2023
Beginning of year 1,396,289 3,053,571
Options granted - -
Options exercised [note 17] (1,136,331) (1,657,282)
End of year 259,958 1,396,289
Exercisable 259,958 1,396,289
2024 2023
Beginning of year $14.73 $15.75
Options granted - -
Options exercised

14.66 16.62
End of year $15.05 $14.73
Exercisable $15.05 $14.73

Total options outstanding and exercisable
Options outstanding Options exercisable
Option price per share Number
Weighted
average
remaining
life
Weighted
average
exercisable
price Number
Weighted
average
exercisable
price
$ 11.32 14,600 1.2 $11.32 14,600 $11.32
$ 15.27 245,358 2.2 $15.27 245,358 $15.27
259,958 259,958

Compensation expense under equity settled plans	2024 2023 Employee share ownership plan $ 4,881 $ 4,460 Restricted share unit plan 6,775 3,692 Total $ 11,656 $ 8,152
Expenses (recoveries) cash-settled plans
2024 2023
Performance share unit plan $ 13,249 $ 22,013
Restricted share unit plan 13,125 19,045
Deferred share unit plan 9,221 15,447
Phantom stock option plan 743 1,908
Phantom restricted share unit plan 863 812
Total $ 37,201 $ 59,225

Equity Settled Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of share-based plans	Grant date Mar 1/24 Number of options granted 203,648 Average strike price $55.00 Expected forfeitures 11% Weighted average grant date fair values $55.00
Cash Settled Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of share-based plans
Phantom
PSU RSU RSU
Number of units 178,600 119,010 9,096
Expected vesting 78% - -
Expected life of option 3

years
3

years
3

years
Expected forfeitures 9% 9% 7%
Weighted average measurement date fair values $55.00 $55.00 $55.00
Phantom Phantom
stock options PSU RSU RSU
Number of units 35,361 636,588 423,453 25,560
Expected vesting - 65% - -
Average strike price $12.48 - - -
Expected dividend $0.16 - - $0.16
Expected volatility 43% - - -
Risk-free interest rate 2.9% - - -
Expected life of option 2.9

years
0.9

years
1.0

years
1.0

years
Expected forfeitures 7% 4% 8% 7%
Weighted average measurement date fair values $61.98 $73.91 $73.91 $73.91